Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Loss before taxes on income, as reported in the consolidated statements of operations	$ 12,299	$ 16,847	$ 10,622
Statutory tax rate	24.00%	25.00%	26.50%
Theoretical tax benefit	$ 2,952	$ 4,212	$ 2,815
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,952)	(4,212)	(2,815)
Tax withheld from upfront payment from Samil	0	105	0
Others	0	1	0
Actual tax expense	$ 0	$ 106	$ 0